INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
Schedule of intangible assets

	As of December 31, 2025
	Gross	Accumulated amortization	Net
	carrying value	and impairment	carrying value
	RMB	RMB	RMB	USD
		(in thousands)		(Note 3)
AI-driven User Acquisition & Platform Distribution Hub	14,510	(1,209)	13,301	1,902
Game licensing	2,830	(330)	2,500	357
Total	17,340	(1,539)	15,801	2,259

Schedule of future amortization for the intangible assets

For the years ending December 31,	RMB	USD

	(in thousands)
2026	3,468	496
2027	3,468	496
2028	3,468	496
2029	3,468	496
2030	1,929	275